Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of accounts receivable

	December 31, 2015	December 31, 2014
Accounts receivable – trade	$24,028	$54,733
Accounts receivable – holdbacks	—	10,741
Accounts receivable – other	708	1,029
	$24,736	$66,503